Janus Henderson Small Cap Growth Alpha ETF

Schedule of Investments (unaudited)

July 31, 2020

	Shares/Principal Amounts	Value

Common Stocks - 100.0%
Aerospace & Defense - 1.3%
Parsons Corp.*	20,788	$724,046
Air Freight & Logistics - 0.1%
Radiant Logistics, Inc.*	10,043	42,683
Airlines - 0.7%
Allegiant Travel Co.	3,447	386,167
Auto Components - 1.2%
Fox Factory Holding Corp.*	3,752	333,928
LCI Industries	2,413	303,555
XPEL, Inc.*,#	2,721	45,795

		683,278
Automobiles - 0.4%
Winnebago Industries, Inc.	3,415	206,300
Beverages - 1.4%
MGP Ingredients, Inc.	3,623	131,406
National Beverage Corp.*,#	10,115	648,877

		780,283
Biotechnology - 2.6%
BioSpecifics Technologies Corp.*	6,303	394,946
Castle Biosciences, Inc.*	15,769	610,576
Vanda Pharmaceuticals, Inc.*	48,287	486,733

		1,492,255
Building Products - 3.7%
American Woodmark Corp.*	3,590	289,426
Builders FirstSource, Inc.*	25,367	600,944
Patrick Industries, Inc.	4,861	310,861
PGT Innovations, Inc.*	12,934	220,784
UFP Industries, Inc.	12,510	728,332

		2,150,347
Capital Markets - 0.6%
Cohen & Steers, Inc.	1,931	116,207
Diamond Hill Investment Group, Inc.	121	13,798
Evercore, Inc. - Class A	1,636	90,471
Hamilton Lane, Inc. - Class A	1,149	83,004
PJT Partners, Inc. - Class A	930	49,783
Safeguard Scientifics, Inc.	844	4,802

		358,065
Chemicals - 3.2%
Chase Corp.	3,292	331,043
Ingevity Corp.*	15,466	904,452
PQ Group Holdings, Inc.*	49,830	611,414

		1,846,909
Commercial Banks - 2.3%
Allegiance Bancshares, Inc.	772	18,829
Altabancorp	655	12,281
Ameris Bancorp	2,604	60,087
Atlantic Union Bankshares Corp.	3,032	68,432
BancFirst Corp.	1,245	54,232
Business First Bancshares, Inc.	775	10,571
Byline Bancorp, Inc.	1,470	19,051
Cadence BanCorp	5,012	39,144
Cambridge Bancorp	241	13,060

Capital Bancorp, Inc.*	498	5,289
Capstar Financial Holdings, Inc.	704	7,146
CBTX, Inc.	931	14,700
Central Valley Community Bancorp	450	5,913
Civista Bancshares, Inc.	604	7,930
Coastal Financial Corp.*	462	6,177
CrossFirst Bankshares, Inc.*	1,925	17,652
Eagle Bancorp, Inc.	1,214	36,517
	Shares/Principal Amounts	Value

Common Stocks - (continued)
Commercial Banks - (continued)
Enterprise Bancorp, Inc.	435	$9,352
Enterprise Financial Services Corp.	991	28,798
Esquire Financial Holdings, Inc.*	283	4,401
Farmers National Banc Corp.	1,077	11,642
FB Financial Corp.	1,229	31,229
First Bancshares, Inc.	803	15,988
First Choice Bancorp	462	6,990
First Foundation, Inc.	1,609	24,730
FVCBankcorp, Inc.*	489	4,822
Guaranty Bancshares, Inc.	412	11,165
Harborone Bancorp, Inc.*	2,260	19,572
Independent Bank Corp.	1,253	80,844
Independent Bank Group, Inc.	1,591	69,893
Investar Holding Corp.	407	5,425
Level One Bancorp, Inc.	281	4,544
Mackinac Financial Corp.	363	3,303
MainStreet Bancshares, Inc.*	313	4,047
Metrocity Bankshares, Inc.#	935	12,604
Metropolitan Bank Holding Corp.*	335	9,909
Midland States Bancorp, Inc.	900	12,681
MVB Financial Corp.	435	5,751
Nicolet Bankshares, Inc.*	390	21,848
Pacific Premier Bancorp, Inc.	3,690	77,527
Parke Bancorp, Inc.	440	5,144
Plumas Bancorp#	190	3,965
Preferred Bank	579	21,568
RBB Bancorp	741	9,485
Red River Bancshares, Inc.	271	10,851
Seacoast Banking Corp. of Florida*	1,992	37,609
Simmons First National Corp. - Class A	4,128	68,483
Southern First Bancshares, Inc.*	280	6,832
Spirit of Texas Bancshares, Inc.*	681	7,934
Sterling Bancorp	7,418	83,452
Stock Yards Bancorp, Inc.	873	34,126
Texas Capital Bancshares, Inc.*	2,072	68,832
TriCo Bancshares	1,116	31,248
TriState Capital Holdings, Inc.*	1,131	14,986
Triumph Bancorp, Inc.*	868	22,742
Unity Bancorp, Inc.	417	5,217
Veritex Holdings, Inc.	1,909	31,918

		1,338,468
Commercial Services & Supplies - 1.0%
Herman Miller, Inc.	12,207	286,010
McGrath RentCorp	4,948	287,083

		573,093
Communications Equipment - 2.8%
Ubiquiti, Inc.	8,584	1,590,615

Construction & Engineering - 1.3%
Comfort Systems USA, Inc.	7,722	383,860
Construction Partners, Inc. - Class A *	6,965	115,271
Goldfield Corp.*	4,972	19,341
IES Holdings, Inc.*	4,261	101,540
NV5 Global, Inc.*	2,561	145,311

		765,323
Consumer Finance - 0.5%
Curo Group Holdings Corp.	1,839	12,854
Green Dot Corp. - Class A *	2,027	102,749
LendingTree, Inc.*,#	514	177,993

		293,596
	Shares/Principal Amounts	Value

Common Stocks - (continued)
Containers & Packaging - 0.2%
UFP Technologies, Inc.*	2,572	$110,956
Diversified Consumer Services - 0.5%
Vivint Smart Home, Inc.*,#	18,834	289,102
Diversified Financial Services - 0.0%
Marlin Business Services Corp.	461	3,384
Electrical Equipment - 0.4%
Atkore International Group, Inc.*	9,823	261,979
Electronic Equipment & Instruments - 5.3%
Insight Enterprises, Inc.*	30,885	1,539,308
Napco Security Technologies, Inc.*	56,834	1,499,281

		3,038,589
Energy Equipment & Services - 0.1%
National Energy Services Reunited Corp.*	5,282	35,337
Solaris Oilfield Infrastructure, Inc. - Class A	1,827	13,264

		48,601
Entertainment - 0.4%
Akazoo S.A.*,￠	2,421	414
Sciplay Corp. - Class A *	1,955	28,582
World Wrestling Entertainment, Inc. - Class A	4,023	187,512

		216,508
Equity Real Estate Investment Trusts (REITs) - 1.9%
CareTrust, Inc.	15,435	278,139
Independence Realty Trust, Inc.	15,923	183,115
Jernigan Capital, Inc.	4,039	56,586
NexPoint Residential Trust, Inc.	3,936	150,473
Safehold, Inc.	8,272	417,157

		1,085,470
Food Products - 0.4%
Calavo Growers, Inc.	3,879	224,090
Health Care Equipment & Supplies - 4.0%
FONAR Corp.*	6,041	148,729
Inogen, Inc.*	20,624	633,157
iRadimed Corp.*	10,506	234,074
LeMaitre Vascular, Inc.	18,219	534,363
Tactile Systems Technology, Inc.*	17,655	723,502

		2,273,825
Health Care Providers & Services - 10.0%
AMN Healthcare Services, Inc.*	35,700	1,961,358
BioTelemetry, Inc.*	31,381	1,335,575
Joint Corp.*	12,356	178,421
National Research Corp.	22,382	1,280,026

US Physical Therapy, Inc.	11,993	996,139

		5,751,519
Hotels, Restaurants & Leisure - 0.7%
Dave & Buster's Entertainment, Inc.#	4,433	54,703
Nathan's Famous, Inc.	379	19,302
Shake Shack, Inc. - Class A *	3,485	169,197
Six Flags Entertainment Corp.	8,145	141,642

		384,844
Household Durables - 2.4%
Cavco Industries, Inc.*	863	172,885
Century Communities, Inc.*	3,123	111,241
Installed Building Products, Inc.*	3,020	238,912
Legacy Housing Corp.*	2,343	32,193
LGI Homes, Inc.*	2,465	281,281
M.D.C. Holdings, Inc.	6,065	271,894
M/I Homes, Inc.*	2,769	115,273
	Shares/Principal Amounts	Value

Common Stocks - (continued)
Household Durables - (continued)
Skyline Champion Corp.*	5,320	$150,184

		1,373,863
Insurance - 0.7%
Investors Title Co.	75	8,631
Kinsale Capital Group, Inc.	865	168,588
National General Holdings Corp.	4,338	147,449
NI Holdings, Inc.*	779	12,838
Palomar Holdings, Inc.*	958	87,504

		425,010
Interactive Media & Services - 0.6%
ANGI Homeservices, Inc. - Class A *	6,479	102,304
Cargurus, Inc.*	8,289	239,469

		341,773
Internet & Catalog Retail - 0.2%
Stitch Fix, Inc. - Class A *,#	5,608	124,217
IT Services - 2.0%
GreenSky, Inc. - Class A *,#	204,940	1,156,886
Leisure Equipment & Products - 0.8%
Callaway Golf Co.	9,042	172,250
Johnson Outdoors, Inc. - Class A	872	76,352
Malibu Boats, Inc. - Class A *	1,994	117,207
Marine Products Corp.	3,220	41,313
MasterCraft Boat Holdings, Inc.*	1,858	38,461

		445,583
Life Sciences Tools & Services - 3.5%
Medpace Holdings, Inc.*	17,055	2,035,514
Machinery - 2.2%
Albany International Corp. - Class A	6,341	304,875
Blue Bird Corp.*	5,309	66,522
Kadant, Inc.	2,354	255,433
Proto Labs, Inc.*	5,228	627,987

		1,254,817
Media - 0.1%
AMC Networks, Inc. - Class A *	3,596	83,068
Metals & Mining - 0.5%
Warrior Met Coal, Inc.	18,949	301,668
Mortgate Real Estate Investment Trusts (REITs) - 0.2%
Broadmark Realty Capital, Inc.#	5,329	49,133

Granite Point Mortgage Trust, Inc.	2,159	14,660
TPG RE Finance Trust, Inc..	3,129	27,160

		90,953
Oil, Gas & Consumable Fuels - 0.2%
Evolution Petroleum Corp.	2,242	5,874
Renewable Energy Group, Inc.*	2,481	68,426
Viper Energy Partners LP	4,388	45,372

		119,672
Personal Products - 1.1%
BellRing Brands, Inc. - Class A *	8,793	174,717
Medifast, Inc.	2,620	437,881

		612,598
Pharmaceuticals - 6.5%
Corcept Therapeutics, Inc.*	98,702	1,475,595
Innoviva, Inc.*	91,482	1,239,124
Supernus Pharmaceuticals, Inc.*	47,080	1,048,236

		3,762,955
Professional Services - 4.1%
ASGN, Inc.*	10,863	743,681
	Shares/Principal Amounts	Value

Common Stocks - (continued)
Professional Services - (continued)
Barrett Business Services, Inc.	1,562	$82,286
BG Staffing, Inc.	2,056	18,668
Insperity, Inc.	8,281	553,668
TriNet Group, Inc.*	14,144	933,504

		2,331,807
Real Estate Management & Development - 0.3%
Newmark Group, Inc. - Class A	25,438	103,533
RMR Group, Inc. - Class A	2,578	74,143

		177,676
Road & Rail - 1.6%
Marten Transport Ltd.	11,071	294,710
Saia, Inc.*	5,285	631,293

		926,003
Semiconductors & Semiconductor Equipment - 7.6%
ACM Research, Inc. - Class A *	26,479	2,540,396
FormFactor, Inc.*	62,911	1,814,353

		4,354,749
Software - 16.0%
Alarm.com Holdings, Inc.*	33,500	2,346,340
Appfolio, Inc. - Class A *	9,990	1,390,808
Ebix, Inc.#	70,672	1,558,671
GlobalSCAPE, Inc.	56,389	537,387
Intelligent Systems Corp.*,#	26,634	807,543
ShotSpotter, Inc.*,#	34,675	798,912
SPS Commerce, Inc.*	23,231	1,746,274

		9,185,935
Specialty Retail - 0.2%
Boot Barn Holdings, Inc.*	3,154	61,061
MarineMax, Inc.*	2,136	59,253

		120,314
Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co.	6,552	496,904
Thrifts & Mortgage Finance - 0.7%
Axos Financial, Inc.*	2,261	50,669

Bridgewater Bancshares, Inc.*	1,044	9,699
FS Bancorp, Inc.	152	5,776
Greene County Bancorp, Inc.	321	6,911
Merchants Bancorp	1,083	19,960
Meta Financial Group, Inc.	1,372	25,601
NMI Holdings, Inc. - Class A *	2,750	42,680
OP Bancorp	560	3,483
PennyMac Financial Services, Inc.	3,164	152,695
Pioneer Bancorp, Inc.*	979	8,517
Southern Missouri Bancorp, Inc.	345	7,524
Sterling Bancorp, Inc.	1,802	5,496
Timberland Bancorp, Inc.	315	5,248
Walker & Dunlop, Inc.	1,226	61,803

		406,062
Trading Companies & Distributors - 0.6%
BMC Stock Holdings, Inc.*	13,680	350,208
Willis Lease Finance Corp.*	1,154	22,503

		372,711

Total Common Stocks (cost $52,738,875)		57,421,033

		Shares/Principal Amounts		Value

Investments Purchased with Cash Collateral from Securities Lending - 3.8%
Investment Companies – 3.0%
Janus Henderson Cash Collateral Fund LLC, 0.0552% ºº,£			1,759,381	$1,759,381
Time Deposits - 0.8%
Royal Bank of Canada, 0.0800%, 8/3/20			$439,845	439,845

Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,199,226)				2,199,226

Total Investments (total cost $54,938,101) - 103.8%				59,620,259

Liabilities, net of Cash, Receivables and Other Assets - (3.8%)				(2,194,248)

Net Assets - 100%				$57,426,011

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$59,619,845	100.0%
United Kingdom	414	0.0
Total	$59,620,259	100.0%

Schedules of Affiliated Investments — (% of Net Assets)
	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 7/31/20
Investments Purchased with Cash Collateral from Securities Lending — 3.8%
Investment Companies — 3.0%
Janus Henderson Cash Collateral Fund LLC, 0.0552% ºº	$14,224 Δ	$—	$—	$1,759,381

	Market Value at 10/31/19	Purchases	Sales	Market Value at 07/31/20
Investments Purchased with Cash Collateral from Securities Lending — 3.8%
Investment Companies — 3.0%
Janus Henderson Cash Collateral Fund LLC, 0.0552% ºº	$1,077,311	$14,967,787	$(14,285,717)	$1,759,381

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company

*	Non-income producing security.
￠	Security is valued using significant unobservable inputs.
#	Loaned security; a portion of the security is on loan at July 31, 2020.
ºº	Rate shown is the 7-day yield as of July 31, 2020.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Δ	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2020.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Common Stocks
Entertainment	$216,094	$—	$414
All Other	57,204,525	—	—
Investments Purchased with Cash Collateral from Securities Lending	—	2,199,226	—

Total Assets	$57,420,619	$2,199,226	$414

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.